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AMERICAN FUNDS STRATEGIC BOND FUND | American Funds Strategic Bond Fund
American Funds Strategic Bond Fund SM
Prospectus Supplement May 1, 2022

For the following funds with prospectuses dated
August 1, 2021 – March 1, 2022 (as supplemented to date):

American Funds Corporate Bond Fund®

American Funds Developing World Growth and Income Fund SM

American Funds Emerging Markets Bond Fund®
American Funds Global Insight FundSM

American Funds Inflation Linked Bond Fund®

American Funds International Vantage Fund SM American Funds Mortgage Fund® American Funds Multi-Sector Income FundSM American Funds Strategic Bond Fund SM Short-Term Bond Fund of America®

Changes apply to all funds unless otherwise noted.

1. The “Annual fund operating expenses” and “Example” tables in the “Fees and expenses of the fund” summary section of the prospectus for each of the funds listed above, except American Funds Emerging Markets Bond Fund, are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

American Funds Strategic Bond Fund
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Funds Strategic Bond Fund - AMERICAN FUNDS STRATEGIC BOND FUND		Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Management fees2		0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or service (12b-1) fees		0.30%	1.00%	0.25%	0.25%	none	none	0.24%	1.00%	0.50%	0.25%	0.25%	none	none	1.00%	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses		0.13%	0.13%	0.14%	0.16%	0.15%	0.04%	0.18%	0.18%	0.13%	0.20%	0.21%	0.15%	0.12%	0.11%	0.32%	0.24%	0.17%	0.12%	0.19%	0.08%	0.04%
Total annual fund operating expenses		0.71%	1.41%	0.67%	0.69%	0.43%	0.32%	0.70%	1.46%	0.91%	0.73%	0.74%	0.43%	0.40%	1.39%	1.35%	1.12%	0.95%	0.65%	0.47%	0.36%	0.32%
Expense reimbursement	[1]													0.02%
Total annual fund operating expenses after expense reimbursement									1.46%	0.91%	0.73%	0.74%	0.43%	0.38%	1.39%
[1]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Expense Example - American Funds Strategic Bond Fund - AMERICAN FUNDS STRATEGIC BOND FUND - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
1 year	$ 445	$ 244	$ 317	$ 70	$ 44	$ 33	$ 419	$ 249	$ 93	$ 323	$ 76	$ 44	$ 39	$ 142	$ 137	$ 114	$ 97	$ 66	$ 48	$ 37	$ 33
3 years	594	446	459	221	138	103	566	462	290	478	237	138	126	440	428	356	303	208	151	116	103
5 years	755	771	614	384	241	180	726	797	504	646	411	241	222	761	739	617	525	362	263	202	180
10 years	$ 1,224	$ 1,500	$ 1,064	$ 859	$ 542	$ 406	$ 1,190	$ 1,261	$ 1,120	$ 1,134	$ 918	$ 542	$ 503	$ 1,669	$ 1,624	$ 1,363	$ 1,166	$ 810	$ 591	$ 456	$ 406

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - American Funds Strategic Bond Fund - AMERICAN FUNDS STRATEGIC BOND FUND - USD ($)	Class C	Class 529-C
1 year	$ 144	$ 149
3 years	446	462
5 years	771	797
10 years	$ 1,500	$ 1,261

Keep this supplement with your prospectus.